Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Change in benefit obligations:
Benefit obligations at beginning of fiscal year		¥ 1,125,955	¥ 1,216,964
Service cost		18,192	21,288	¥ 28,936
Interest cost		19,280	14,459	9,982
Plan participants' contributions		0	335
Amendments	[1]	0	(9,360)
Actuarial loss (gain)		(68,762)	(49,329)
Foreign exchange translation		2,358	756
Benefits paid		(53,859)	(53,521)
Lump-sum payments		(16,670)	(15,367)
Other		(360)	(270)
Benefit obligations at end of fiscal year		1,026,135	1,125,955	1,216,964
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		1,784,082	1,956,619
Actual return (negative return) on plan assets		186,730	(84,844)
Foreign exchange translation		3,302	633
Partial withdrawal of assets from employee retirement benefits trusts (Note)	[2]	(218,991)	(59,552)
Employer contributions		19,845	24,395
Plan participants' contributions		0	335
Benefits paid		(53,859)	(53,521)
Other		(155)	17
Fair value of plan assets at end of fiscal year		1,720,955	1,784,082	¥ 1,956,619
Funded status		694,820	658,126
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost		717,926	682,222
Accrued pension liability		(23,106)	(24,095)
Net amount recognized		694,820	658,126
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)		51,334	57,023
Net actuarial gain (loss)		753,354	526,116
Net amount recognized		¥ 804,688	¥ 583,139

[1]	In June 2024, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit plans that was effective as of July 1, 2024. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date. Accordingly, the MHFG Group recognized ¥9,360 million of prior service benefits for the fiscal year ended March 31, 2025.
[2]	During the fiscal years ended March 31, 2025 and 2026, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2026. No gains or losses have been recognized as a result of these transactions.